Note 4 - Other Investments - Securities Classified as Available-for-Sale in Yen (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Available-for-sale-Unrealized Losses	¥ 375	¥ 82,244
Available-for-sale-Fair Value	5,780,340	3,944,397
Available-for-sale-Cost	1,889,771	1,922,451
Available-for-sale-Unrealized Gains	3,890,944	2,104,190
Equity Securities [Member]
Available-for-sale-Unrealized Losses	375	82,244
Available-for-sale-Fair Value	5,669,510	3,830,847
Available-for-sale-Cost	1,789,471	1,822,151
Available-for-sale-Unrealized Gains	3,880,414	2,090,940
Debt Securities [Member]
Available-for-sale-Unrealized Losses
Available-for-sale-Fair Value	110,830	113,550
Available-for-sale-Cost	100,300	100,300
Available-for-sale-Unrealized Gains	¥ 10,530	¥ 13,250